Business Combinations and Disposals -Discontinued Operations major classes of assets and liabilities classified as held for sale (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents			$ 4,937	[1]	$ 9,770	[1]	$ 165,112	$ 83,439	$ 97,407	$ 107,624
Trade receivables, net					2,300	[2]	38,863	45,527
Inventories					3,445	[2]	58,222	62,224
Other current assets					226	[2]	3,817	4,478
Total current assets					21,076	[2]	356,159	226,449
Property, plant and equipment, net					8,375	[2]	141,530	134,001	115,147
Right-of-use assets					5,204	[2]	87,941	83,966	56,994
Intangible assets					8,475	[2]	143,218	190,772	158,138
Other non-current assets, net					503	[2]	8,496	9,258
TOTAL ASSETS					47,687	[2]	805,856	798,815	737,500
Lease liabilities					724	[2]	12,236	12,095
Total current liabilities					10,792	[2]	182,381	176,922
Non-current portion lease liabilities					4,961	[2]	83,837	81,222
Employee benefits					409	[2]	6,920	7,048
Other non-current liabilities					273	[2]	4,617	4,296
TOTAL LIABILITIES					25,295	[2]	427,487	461,014	402,383
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents							319
Trade receivables, net							6,567
Inventories							2,636
Other current assets							866
Total current assets							10,387
Property, plant and equipment, net							3,830
Right-of-use assets							2,827
Intangible assets							6,250
Other non-current assets, net							2,525
TOTAL ASSETS							25,819	179,277	165,874
Lease liabilities							674
Operating liabilities							7,631
Total current liabilities							8,305
Non-current portion lease liabilities							2,391
Employee benefits							479
Other non-current liabilities							396
TOTAL LIABILITIES							$ 11,569	$ 45,094	$ 32,628
BradyIFS
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale of discontinued operations		$ 163
Economic ownership percentage		63.00%
BradyIFS | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents					$ 1,500
IFS TopCo LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage	37.10%	37.10%	0.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3